Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

31	Called up share capital and other equity instruments
Called up share capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2020		2019
	Footnotes	Number	$m	Number	$m
At 1 Jan		20,638,524,545	10,319	20,360,841,496	10,180
Shares issued under HSBC employee share plans		55,096,555	28	71,588,032	36
Shares issued in lieu of dividends		—	—	341,872,011	171
Less: Shares repurchased and cancelled		—	—	(135,776,994)	(68)
At 31 Dec	1	20,693,621,100	10,347	20,638,524,545	10,319

HSBC Holdings 6.2% non-cumulative US dollar preference shares, Series A
		2020		2019
	Footnotes	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2020	2019
	$m	$m
At 31 Dec	14,277	13,959

Total called up share capital and share premium
	2020	2019
	$m	$m
At 31 Dec	24,624	24,278
1    All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.
2    In 2019 this security was included in the capital base of HSBC as additional tier 1 capital in accordance with the CRR II rules, by virtue of the application of grandfathering provisions. This security was called by HSBC Holdings on 10 December 2020 and was redeemed and cancelled on 13 January 2021. Between the date of exercise of the call option and the redemption, this security was considered as an other liability.
HSBC Holdings 6.20% non-cumulative US dollar preference shares, Series A of $0.01
The 6.20% non-cumulative US dollar preference shares, Series A of $0.01 each were redeemed on 13 January 2021.
HSBC Holdings non-cumulative preference share of £0.01
The one non-cumulative sterling preference share of £0.01 (‘sterling preference share’) has been in issue since 29 December 2010 and is held by a subsidiary of HSBC Holdings. Dividends are paid quarterly at the sole and absolute discretion of the Board. The sterling preference share carries no rights of conversion into ordinary shares of HSBC Holdings and no right to attend or vote at shareholder meetings of HSBC Holdings. These securities can be redeemed by HSBC Holdings at any time, subject to prior approval by the PRA.
Other equity instruments
HSBC Holdings includes three types of additional tier 1 capital securities in its tier 1 capital. Two are presented in this Note and they are the HSBC Holdings non-cumulative preference shares outlined above and the contingent convertible securities described below. These are accounted for as equity because HSBC does not have an obligation to transfer cash or a variable number of its own ordinary shares to holders under any circumstances outside its control. See Note 28 for additional tier 1 securities accounted for as liabilities.
Additional tier 1 capital – contingent convertible securities
HSBC Holdings continues to issue contingent convertible securities that are included in its capital base as fully CRR II-compliant additional tier 1 capital securities on an end point basis. These securities are marketed principally and subsequently allotted to corporate investors and fund managers. The net proceeds of the issuances are typically used for HSBC Holdings’ general corporate purposes and to further strengthen its capital base to meet requirements under CRR II. These securities bear a fixed rate of interest until their initial call dates. After the initial call dates, if they are not redeemed, the securities will bear interest at rates fixed periodically in advance for five-year periods based on credit spreads, fixed at issuance, above prevailing market rates. Interest on the contingent convertible securities will be due and payable only at the sole discretion of HSBC Holdings, and HSBC Holdings has sole and absolute discretion at all times to cancel for any reason (in whole or part) any interest payment that would otherwise be payable on any payment date. Distributions will not be paid if they are prohibited under UK banking regulations or if the Group has insufficient reserves or fails to meet the solvency conditions defined in the securities’ terms.
The contingent convertible securities are undated and are repayable at the option of HSBC Holdings in whole typically at the initial call date or on any fifth anniversary after this date. In addition, the securities are repayable at the option of HSBC in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA. These securities rank pari passu with HSBC Holdings’ sterling preference shares and therefore rank ahead of ordinary shares. The contingent convertible securities will be converted into fully paid ordinary shares of HSBC Holdings at a predetermined price, should HSBC’s consolidated non-transitional CET1 ratio fall below 7.0%. Therefore, in accordance with the terms of the securities, if the non-transitional CET1 ratio breaches the 7.0% trigger, the securities will convert into ordinary shares at fixed contractual conversion prices in the issuance currencies of the relevant securities, equivalent to £2.70 at the prevailing rate of exchange on the issuance date, subject to anti-dilution adjustments.

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
			First call date	2020	2019
		Footnotes		$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	1	Nov 2019	—	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities		Jun 2021	2,000	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities		Sep 2024	2,250	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities		Mar 2025	2,450	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities		May 2027	3,000	2,997
$2,350m	6.250% perpetual subordinated contingent convertible securities		Mar 2023	2,350	2,347
$1,800m	6.500% perpetual subordinated contingent convertible securities		Mar 2028	1,800	1,798
$1,500m	4.600% perpetual subordinated contingent convertible securities	2	Jun 2031	1,500	—
€1,500m	5.250% perpetual subordinated contingent convertible securities		Sep 2022	1,945	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities		Sep 2023	1,123	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities		Jul 2029	1,422	1,420
£1,000m	5.875% perpetual subordinated contingent convertible securities		Sep 2026	1,301	1,299
SGD1,000m	4.700% perpetual subordinated contingent convertible securities		Jun 2022	723	723
SGD750m	5.000% perpetual subordinated contingent convertible securities		Sep 2023	550	549
At 31 Dec				22,414	22,392
1    This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. See Note 28.
2    This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of
17 June 2031.
Shares under option
For details of the options outstanding to subscribe for HSBC Holdings ordinary shares under the HSBC Holdings Savings-Related Share Option Plan (UK), see Note 5.

Aggregate options outstanding under these plans
31 Dec 2020			31 Dec 2019
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
130,952,539	2019 to 2026	£2.6270–£5.9640	65,060,681	2018 to 2025	£4.0472–£5.9640
Maximum obligation to deliver HSBC Holdings ordinary shares
At 31 December 2020, the maximum obligation to deliver HSBC Holdings ordinary shares under all of the above option arrangements and the HSBC International Employee Share Purchase Plan, together with GPSP awards, long-term incentive awards and deferred share awards granted under the HSBC Share Plan 2011, was 238,278,952 (2019: 163,567,253). The total number of shares at 31 December 2020 held by employee benefit trusts that may be used to satisfy such obligations to deliver HSBC Holdings ordinary shares was 5,179,531 (2019: 5,397,395).